Summary of Significant Accounting Policies (Schedule of Finite Lived Assets) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finite-lived assets:
Cost	$ 3,241,845
Accumulated Amortization	(605,530)
Net Book Value	1,436,315
Impairment	(2,000,287)
Total	1,436,315
Customer List [Member]
Finite-lived assets:
Cost	881,000
Accumulated Amortization	(132,147)
Net Book Value	748,853
Impairment
Total	748,853
Vendor relationships [Member]
Finite-lived assets:
Cost	479,000
Accumulated Amortization	(71,847)
Net Book Value	407,153
Impairment
Total	407,153
Noncompete Agreement [Member]
Finite-lived assets:
Cost	1,600,000
Accumulated Amortization	(400,000)
Net Book Value	1,200,000
Impairment	(1,200,000)
Total
Product Development Costs [Member]
Finite-lived assets:
Cost	81,845
Accumulated Amortization	(1,536)
Net Book Value	280,309
Impairment
Total	280,309
Goodwill [Member]
Finite-lived assets:
Cost	1,634,507
Accumulated Amortization
Net Book Value	1,634,507
Impairment	(800,287)
Total	$ 834,220